Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 06, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options, restricted stock units, and performance stock units (collectively, “Equity Awards”) to its employees, including the named executive officers. Our practice is to grant new-hire Equity Awards on the first business day of the third month of each quarter (the “Quarterly Grant Date”) that falls on or after a new hire’s employment start date and to grant annual refresh Equity Awards to employees who are not executives on the Quarterly Grant Date in the first quarter of each fiscal year. Refresh grants for executives of the Company are typically approved at a meeting of the Compensation Committee occurring in such first quarter and are granted effective as of the Quarterly Grant Date.
Also, non-employee directors may receive automatic grants of initial and annual Equity Awards on the Quarterly Grant Date immediately following his or her initial election or appointment to our Board or the date of the Annual Meeting of Stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Non-Employee Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of Equity Awards. Because the Compensation Committee has a practice of generally granting Equity Awards on the Quarterly Grant Date after Equity Awards are approved, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of Equity Awards in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information
(f)

Mehul Joshi	5/6/2024	241,409	$9.28	$1,508,806	1.1%

Award Timing Method
From time to time, the Company grants stock options, restricted stock units, and performance stock units (collectively, “Equity Awards”) to its employees, including the named executive officers. Our practice is to grant new-hire Equity Awards on the first business day of the third month of each quarter (the “Quarterly Grant Date”) that falls on or after a new hire’s employment start date and to grant annual refresh Equity Awards to employees who are not executives on the Quarterly Grant Date in the first quarter of each fiscal year. Refresh grants for executives of the Company are typically approved at a meeting of the Compensation Committee occurring in such first quarter and are granted effective as of the Quarterly Grant Date.
Also, non-employee directors may receive automatic grants of initial and annual Equity Awards on the Quarterly Grant Date immediately following his or her initial election or appointment to our Board or the date of the Annual Meeting of Stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Non-Employee Director Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of Equity Awards. Because the Compensation Committee has a practice of generally granting Equity Awards on the Quarterly Grant Date after Equity Awards are approved, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of Equity Awards in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of Equity Awards in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information
(f)

Mehul Joshi	5/6/2024	241,409	$9.28	$1,508,806	1.1%

Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date | $		$ 1,508,806
Mehul Joshi [Member]
Awards Close in Time to MNPI Disclosures
Name		Mehul Joshi
Underlying Securities | shares		241,409
Exercise Price | $ / shares		$ 9.28
Underlying Security Market Price Change		0.011